Revenue Recognition (Details 2) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Revenue Recognition
Accounts receivable, net of allowance for credit losses	$ 930,795	$ 324,302
Unbilled revenue (reported in accounts receivable)	162,760	31,610
Contract assets	147,913	275,337
Contract liabilities	$ (1,205,058)	$ (406,508)